Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of amounts recognized in the consolidated balance sheet

	As of December 31,	As of December 31,
	2021	2020
Right-of-Use Assets
Property	$7,195	$3,073
Equipment	1,583	1,611
Total assets	$8,778	$4,684
Lease liabilities
Current (Note 15.1)	2,952	2,146
Non-current (Note 15.1)	5,427	2,290
Total liabilities	$8,379	$4,436

Schedule of amounts recognized in the consolidated statement of income related to leases

			Successor from	Predecessor from
	Successor	Successor	January 4, 2019	January 1, 2019
	For the year ended	For the year ended	through	through
	December 31, 2021	December 31, 2020	December 31, 2019	March 7, 2019
Depreciation charge of right-of-use assets
Property	$1,611	$921	$647	$100
Equipment	1,068	682	108	—
Total depreciation of right-of-use-assets	2,679	1,603	755	100
Interest expense (included in finance cost, Not 8)	386	276	176	27
Total amount recognized in net loss for the period	$3,065	$1,879	$931	$127